Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable

	Successor
	Year Ended December 31,
	2014	2013
Trade payables	$463.6	$428.8
Non-income taxes	21.4	40.5
Other	9.5	9.2

Total	$494.5	$478.5